Stockholders' Equity (Details) $ / shares in Units, shares in Thousands, $ in Thousands				12 Months Ended
	Mar. 29, 2021	Oct. 27, 2020 USD ($) $ / shares shares	Sep. 14, 2020 shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2021 shares	Dec. 31, 2019 shares
Proceeds from Series A preferred stock issuance, net of issuance costs | $				$ 346,150
Stock split, conversion ratio	0.333
Common stock, shares issued				140,222	158,524	139,721
Common stock, shares outstanding				125,074	158,474	139,721
Common stock, shares authorized				700,000	1,000,000	700,000
Preferred stock, shares authorized				61,006	100,000	0
Preferred stock, shares issued				61,006	0	0
Preferred stock, shares outstanding				61,006	0	0
Treasury stock, shares				15,146	50	0
Series A Preferred Stock
Purchase price | $				$ 85,464
Preferred Purchase Agreement
Number of shares issued		15,568
Exchange of common stock for Series A preferred stock (in shares)		45,438
Dividend declared (in dollars per share) | $ / shares		$ 0
Stock split, conversion ratio		1
Preferred Purchase Agreement | Series A Preferred Stock
Number of shares issued		61,006
Purchase price | $		$ 350,000
Proceeds from Series A preferred stock issuance, net of issuance costs | $		$ 89,300
2017 Equity Plan
Common stock issued under employee purchase plan (in shares)			61